SCHEDULES OF INVESTMENTS

ROYCE DIVIDEND VALUE FUND

SEPTEMBER 30, 2024 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 94.1%

Consumer Discretionary – 5.4%
Hotels, Restaurants & Leisure - 0.2%
Travel + Leisure	3,100	$142,848
Household Durables - 3.7%
Vistry Group [1,2]	77,500	1,356,802
Worthington Enterprises	30,000	1,243,500
		2,600,302
Specialty Retail - 1.5%
USS [1]	112,000	1,059,541
Total		3,802,691

Energy – 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Gaztransport Et Technigaz [1]	7,800	1,104,414
Total		1,104,414

Financials – 35.7%
Banks - 5.7%
BOK Financial	15,414	1,612,613
First Citizens BancShares Cl. A	1,314	2,419,008
		4,031,621
Capital Markets - 26.5%
Artisan Partners Asset Management Cl. A	25,600	1,108,992
B3-Brasil, Bolsa, Balcao	336,600	661,745
Bolsa Mexicana de Valores	444,000	718,653
Canaccord Genuity Group	31,500	209,387
Carlyle Group	76,020	3,273,421
Evercore Cl. A	13,500	3,420,090
KKR & Co.	19,138	2,499,040
Moelis & Company Cl. A	19,359	1,326,285
SEI Investments	37,900	2,622,301
Sprott	37,500	1,625,106
State Street	15,120	1,337,667
		18,802,687
Consumer Finance - 1.5%
goeasy	8,125	1,087,018
Insurance - 2.0%
Assured Guaranty	17,900	1,423,408
Total		25,344,734

Health Care – 4.1%
Health Care Providers & Services - 1.5%
Ensign Group (The)	7,439	1,069,877
Pharmaceuticals - 2.6%
Recordati Industria Chimica e Farmaceutica [1]	24,210	1,370,088
Santen Pharmaceutical [1]	41,600	502,837
		1,872,925
Total		2,942,802

Industrials – 30.7%
Aerospace & Defense - 5.4%
HEICO Corporation Cl. A	18,800	3,830,688
Building Products - 0.7%
Geberit [1]	800	522,233
Construction & Engineering - 2.0%
Comfort Systems USA	3,584	1,399,014
Electrical Equipment - 3.2%
Hubbell Incorporated	5,295	2,268,113
Machinery - 5.6%
Graco	20,179	1,765,864
Lincoln Electric Holdings	2,255	433,005
Lindsay Corporation	5,287	658,972
Spirax Group [1]	10,782	1,086,486
		3,944,327
Marine Transportation - 1.2%
Clarkson [1]	16,707	823,976
Professional Services - 5.5%
KBR	28,573	1,860,959
Korn Ferry	8,723	656,319
ManpowerGroup	19,300	1,418,936
		3,936,214
Trading Companies & Distributors - 7.1%
Applied Industrial Technologies	13,642	3,043,939
FTAI Aviation	15,031	1,997,620
		5,041,559
Total		21,766,124

Information Technology – 0.5%
Technology Hardware, Storage & Peripherals - 0.5%
Xerox Holdings	31,357	325,486
Total		325,486

Materials – 14.6%
Chemicals - 2.1%
Quaker Houghton	6,122	1,031,496
Scotts Miracle-Gro Cl. A	5,000	433,500
		1,464,996
Containers & Packaging - 2.7%
AptarGroup	12,238	1,960,405
Metals & Mining - 9.8%
Franco-Nevada	16,500	2,050,125
Reliance	4,982	1,440,844
Royal Gold	17,500	2,455,250
Worthington Steel	30,000	1,020,300
		6,966,519
Total		10,391,920

Real Estate – 1.6%
Real Estate Management & Development - 1.2%
RMR Group (The) Cl. A	32,700	829,926
Specialized REITs - 0.4%
OUTFRONT Media	17,900	329,002
Total		1,158,928

TOTAL COMMON STOCKS
(Cost $22,968,845)		66,837,099

REPURCHASE AGREEMENT – 5.9%
Fixed Income Clearing Corporation, 4.25% dated 9/30/24, due 10/1/24, maturity value $4,164,168 (collateralized by obligations of U.S. Government Agencies, 3.375% due 9/15/27, valued at $4,246,957)
(Cost $4,163,676)		4,163,676

TOTAL INVESTMENTS – 100.0%
(Cost $27,132,521)	71,000,775

LIABILITIES LESS CASH AND OTHER ASSETS – (0.0)%	(18,522)

NET ASSETS – 100.0%	$70,982,253

SCHEDULES OF INVESTMENTS

ROYCE INTERNATIONAL PREMIER FUND

SEPTEMBER 30, 2024 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 87.3%

Australia – 5.8%
Hansen Technologies [1]	1,807,724	$5,946,890
IPH [1]	1,063,434	4,466,776
Johns Lyng Group [1]	2,006,793	5,188,816
Total		15,602,482

Belgium – 1.9%
Azelis Group [1]	229,924	5,039,161
Total		5,039,161

Brazil – 2.7%
Odontoprev	1,997,070	4,124,133
TOTVS	592,241	3,104,870
Total		7,229,003

Canada – 3.3%
Enghouse Systems	209,717	5,217,921
Open Text	105,735	3,519,679
Total		8,737,600

Finland – 1.7%
Enento Group [1]	210,890	4,545,641
Total		4,545,641

France – 4.7%
Antin Infrastructure Partners [1]	357,686	4,763,236
Gaztransport Et Technigaz [1]	9,780	1,384,765
Lectra [1]	124,757	4,062,658
Robertet [1]	2,243	2,376,078
Total		12,586,737

Germany – 1.8%
CTS Eventim AG & Co. [1]	29,991	3,116,153
Schott Pharma AG & Co [1]	47,929	1,635,634
Total		4,751,787

Israel – 2.0%
Nice ADR [2]	31,188	5,416,420
Total		5,416,420

Italy – 6.1%
Carel Industries [1]	268,387	5,877,671
DiaSorin [1]	42,822	5,003,013
GVS [1,2]	671,468	5,400,249
Total		16,280,933

Japan – 19.1%
As One [1]	263,700	5,330,902
BML [1]	250,600	4,631,705
Dexerials [1]	141,300	2,005,248
Hirose Electric [1]	36,200	4,602,769
JCU [1]	165,600	4,032,170
Maruwa [1]	20,100	5,908,971
OBIC Business Consultants [1]	90,800	4,708,947
Riken Keiki [1]	187,200	5,019,152
TKC Corporation [1]	209,900	5,595,376
USS [1]	430,900	4,076,397
Zuken [1]	211,700	5,301,376
Total		51,213,013

Jersey – 2.1%
JTC [1]	394,250	5,578,508
Total		5,578,508

Netherlands – 1.6%
IMCD [1]	24,611	4,278,787
Total		4,278,787

Poland – 2.1%
Asseco Poland [1]	247,119	5,585,209
Total		5,585,209

Singapore – 1.9%
XP Power [1,2]	295,191	5,203,434
Total		5,203,434

South Korea – 2.3%
NICE Information Service [1]	768,182	6,239,455
Total		6,239,455

Sweden – 6.2%
Karnov Group [1,2]	701,089	5,629,786
Norva24 Group [1,2]	1,650,473	4,794,633
Sdiptech [1,2]	69,496	2,041,276
Vitec Software Group Cl. B [1]	82,486	4,274,694
Total		16,740,389

Switzerland – 5.0%
Kardex Holding [1]	15,288	5,007,669
Partners Group Holding [1]	1,963	2,952,350
Tecan Group [1]	3,696	1,217,908
VZ Holding [1]	27,214	4,355,236
Total		13,533,163

United Kingdom – 17.0%
Ashtead Technology Holdings [1]	491,588	3,733,391
Auction Technology Group [1,2]	731,134	4,116,800
CVS Group [1]	355,189	5,376,915
Diploma [1]	89,054	5,293,450
DiscoverIE Group [1]	707,817	5,754,947
Halma [1]	117,883	4,116,211
Intertek Group [1]	84,679	5,853,548
Marlowe [1]	750,707	3,222,518
Optima Health Group [2]	750,707	1,505,487
Restore [1]	1,190,076	3,787,895
Rightmove [1]	360,738	2,991,530
Total		45,752,692

TOTAL COMMON STOCKS
(Cost $204,572,591)		234,314,414

PREFERRED STOCK– 1.8%
Germany – 1.8%
FUCHS[1]	99,575	4,836,058

(Cost $3,584,508)	4,836,058

REPURCHASE AGREEMENT – 9.7%
Fixed Income Clearing Corporation, 4.25% dated 9/30/24, due 10/1/24, maturity value $25,999,783 (collateralized by obligations of U.S. Government Agencies, 3.375% due 9/15/27, valued at $26,516,700)
(Cost $25,996,714)	25,996,714

TOTAL INVESTMENTS – 98.8%
(Cost $234,153,813)	265,147,186

CASH AND OTHER ASSETS LESS LIABILITIES – 1.2%	3,267,882

NET ASSETS – 100.0%	$268,415,068

SCHEDULES OF INVESTMENTS

ROYCE MICRO-CAP FUND

SEPTEMBER 30, 2024 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 99.0%

Communication Services – 5.0%
Entertainment - 1.1%
IMAX Corporation [2]	159,100	$3,263,141
Interactive Media & Services - 1.8%
DHI Group [2]	356,103	655,229
QuinStreet [2]	198,112	3,789,883
Vimeo [2]	238,635	1,205,107
		5,650,219
Media - 2.1%
Innovid Corp. [2]	929,656	1,673,381
Magnite [2]	214,167	2,966,213
Thryv Holdings [2]	94,839	1,634,076
		6,273,670
Total		15,187,030

Consumer Discretionary – 12.6%
Automobile Components - 1.7%
Modine Manufacturing [2]	25,076	3,329,842
Stoneridge [2]	177,482	1,986,024
		5,315,866
Diversified Consumer Services - 1.3%
Legacy Education [2]	268,676	1,235,936
Lincoln Educational Services [2]	224,238	2,677,402
		3,913,338
Hotels, Restaurants & Leisure - 1.2%
Century Casinos [2]	430,485	1,102,042
Lindblad Expeditions Holdings [2]	283,196	2,619,563
		3,721,605
Household Durables - 2.2%
Hovnanian Enterprises Cl. A [2]	16,813	3,436,073
Legacy Housing [2]	114,169	3,122,522
		6,558,595
Leisure Products - 1.4%
American Outdoor Brands [2]	282,224	2,602,105
MasterCraft Boat Holdings [2]	85,300	1,553,313
		4,155,418
Specialty Retail - 4.2%
Beyond [2]	166,747	1,680,810
Citi Trends [2]	136,475	2,507,046
OneWater Marine Cl. A [2]	97,895	2,340,669
Shoe Carnival	84,065	3,686,250
Zumiez [2]	123,900	2,639,070
		12,853,845
Textiles, Apparel & Luxury Goods - 0.6%
Vera Bradley [2]	332,274	1,814,216
Total		38,332,883

Consumer Staples – 0.7%
Food Products - 0.7%
Seneca Foods Cl. A [2]	36,345	2,265,384
Total		2,265,384

Energy – 3.8%
Energy Equipment & Services - 3.6%
Natural Gas Services Group [2]	176,014	3,363,627
Newpark Resources [2]	504,400	3,495,492
Profire Energy [2]	1,412,035	2,372,219
Ranger Energy Services Cl. A	153,277	1,825,529
		11,056,867
Oil, Gas & Consumable Fuels - 0.2%
SandRidge Energy	52,054	636,621
Total		11,693,488

Financials – 12.9%
Banks - 8.3%
BayCom Corp.	148,162	3,514,403
Customers Bancorp [2]	46,866	2,176,926
First Foundation	69,406	433,093
HarborOne Bancorp	246,253	3,196,364
HBT Financial	149,748	3,276,486
HomeTrust Bancshares	104,424	3,558,770
Investar Holding	179,900	3,490,060
Midway Investments [2,3]	1,858,170	0
Stellar Bancorp	99,377	2,572,871
Western New England Bancorp	368,075	3,128,637
		25,347,610
Capital Markets - 3.8%
Canaccord Genuity Group	400,517	2,662,315
Silvercrest Asset Management Group Cl. A	161,773	2,788,966
Sprott	69,380	3,006,663
StoneX Group [2]	39,469	3,231,722
		11,689,666
Financial Services - 0.8%
Cass Information Systems	58,216	2,414,800
Total		39,452,076

Health Care – 9.8%
Biotechnology - 3.3%
ARS Pharmaceuticals [2,4]	203,124	2,945,298
CareDx [2]	126,383	3,946,309
Dynavax Technologies [2]	185,200	2,063,128
MeiraGTx Holdings [2]	240,893	1,004,524
		9,959,259
Health Care Equipment & Supplies - 2.6%
Apyx Medical [2]	615,218	762,871
Artivion [2]	146,600	3,902,492
Profound Medical [2]	227,937	1,813,451
Zynex [2]	174,088	1,420,558
		7,899,372
Health Care Providers & Services - 0.3%
Cross Country Healthcare [2]	76,397	1,026,776
Life Sciences Tools & Services - 2.4%
BioLife Solutions [2]	107,908	2,702,016
Harvard Bioscience [2]	647,017	1,740,476
Mesa Laboratories	22,621	2,937,563
		7,380,055
Pharmaceuticals - 1.2%
Harrow [2]	78,566	3,532,327
Total		29,797,789

Industrials – 26.1%
Aerospace & Defense - 1.6%
Astronics Corporation [2]	129,200	2,516,816
CPI Aerostructures [2]	343,190	1,180,574
Park Aerospace	95,116	1,239,361
		4,936,751
Building Products - 1.0%
Quanex Building Products	111,694	3,099,509
Commercial Services & Supplies - 3.9%
Acme United	77,030	3,207,529
CECO Environmental [2]	125,970	3,552,354
Montrose Environmental Group [2]	61,932	1,628,812
VSE Corporation	43,900	3,631,847
		12,020,542
Construction & Engineering - 3.4%
Bowman Consulting Group [2]	61,236	1,474,563
Concrete Pumping Holdings [2]	276,163	1,598,984
IES Holdings [2]	17,913	3,575,793
Northwest Pipe [2]	85,120	3,841,465
		10,490,805
Electrical Equipment - 1.2%
American Superconductor [2]	150,390	3,549,204
Ground Transportation - 0.7%
Covenant Logistics Group Cl. A	42,786	2,260,812
Machinery - 5.8%
Alimak Group [1]	192,246	2,151,185
Commercial Vehicle Group [2]	290,867	945,318
Graham Corporation [2]	128,949	3,815,601
Luxfer Holdings	199,887	2,588,536
Porvair [1]	329,800	2,911,067
Shyft Group (The)	187,523	2,353,414
Wabash National	143,962	2,762,631
		17,527,752
Marine Transportation - 1.2%
Clarkson [1]	71,210	3,512,018
Professional Services - 4.7%
CRA International	21,523	3,773,412
Forrester Research [2]	89,604	1,613,768
Kforce	39,732	2,441,531
NV5 Global [2]	23,400	2,187,432
Resources Connection	217,997	2,114,571
TrueBlue [2]	178,836	1,411,016
TTEC Holdings	116,389	683,204
		14,224,934
Trading Companies & Distributors - 2.6%
Alta Equipment Group	80,051	539,544
Distribution Solutions Group [2]	98,960	3,810,949
Transcat [2]	30,014	3,624,791
		7,975,284
Total		79,597,611

Information Technology – 24.0%
Communications Equipment - 4.5%
Applied Optoelectronics [2]	229,214	3,280,052
Clearfield [2]	72,448	2,822,574
Digi International [2]	102,500	2,821,825
Genasys [2]	567,594	2,020,635
Harmonic [2]	195,900	2,854,263
		13,799,349
Electronic Equipment, Instruments & Components - 8.3%
Arlo Technologies [2]	253,837	3,073,966
Bel Fuse Cl. B	39,667	3,114,256
Climb Global Solutions	17,086	1,700,740
FARO Technologies [2]	175,347	3,356,142
LightPath Technologies Cl. A [2]	852,684	1,168,177
Luna Innovations [2]	503,076	1,182,229
nLIGHT [2]	270,257	2,889,047
PAR Technology [2]	69,324	3,610,394
Powerfleet [2]	539,309	2,696,545
Richardson Electronics	11,204	138,257
Vishay Precision Group [2]	86,274	2,234,497
		25,164,250
Semiconductors & Semiconductor Equipment - 9.0%
Aehr Test Systems [2,4]	119,656	1,537,580
Amtech Systems [2]	285,853	1,657,947
AXT [2]	376,980	912,292
Camtek	21,936	1,751,590
Cohu [2]	82,400	2,117,680
Ichor Holdings [2]	85,900	2,732,479
inTEST Corporation [2]	220,595	1,610,344
Kopin Corporation [2]	1,432,160	1,045,477
Nova [2]	15,448	3,218,436
NVE Corporation	34,143	2,727,001
PDF Solutions [2]	68,600	2,173,248
Photronics [2]	121,704	3,013,391
Ultra Clean Holdings [2]	73,682	2,942,122
		27,439,587
Software - 0.9%
Agilysys [2]	26,290	2,864,821
Technology Hardware, Storage & Peripherals - 1.3%
AstroNova [2]	164,905	2,219,621
Intevac [2]	509,044	1,730,750
		3,950,371
Total		73,218,378

Materials – 3.6%
Chemicals - 1.3%
Aspen Aerogels [2]	80,578	2,231,205
Core Molding Technologies [2]	101,042	1,738,933
		3,970,138
Metals & Mining - 2.3%
Altius Minerals	106,161	2,044,018
Ferroglobe	405,171	1,879,993
Major Drilling Group International [2]	484,100	2,995,983
		6,919,994
Total		10,890,132

Real Estate – 0.5%
Real Estate Management & Development - 0.5%
FRP Holdings [2]	54,421	1,625,011
Total		1,625,011

TOTAL COMMON STOCKS
(Cost $221,040,065)		302,059,782

REPURCHASE AGREEMENT – 1.0%
Fixed Income Clearing Corporation, 4.25% dated 9/30/24, due 10/1/24, maturity value $3,059,454 (collateralized by obligations of U.S. Government Agencies, 3.375% due 9/15/27, valued at $3,120,400)
(Cost $3,059,092)		3,059,092

COLLATERAL RECEIVED FOR SECURITIES LOANED – 0.6%
Money Market Funds Federated Hermes Government Obligations Fund - Institutional Shares (7 day yield-4.79%)
(Cost $1,835,421)	1,835,421	1,835,421

TOTAL INVESTMENTS – 100.6%
(Cost $225,934,578)		306,954,295

LIABILITIES LESS CASH AND OTHER ASSETS – (0.6)%		(1,975,256)

NET ASSETS – 100.0%		$304,979,039

SCHEDULES OF INVESTMENTS

ROYCE PREMIER FUND

SEPTEMBER 30, 2024 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 98.5%

Communication Services – 1.3%
Interactive Media & Services - 1.3%
Ziff Davis [2]	375,526	$18,273,095
Total		18,273,095

Consumer Discretionary – 10.6%
Automobile Components - 3.0%
Dorman Products [2]	219,848	24,869,206
LCI Industries	148,058	17,846,911
		42,716,117
Distributors - 1.3%
Pool Corporation	50,355	18,973,764
Household Durables - 1.5%
Installed Building Products	88,338	21,754,999
Leisure Products - 1.5%
Brunswick Corporation	246,935	20,698,092
Specialty Retail - 1.6%
Valvoline [2]	559,000	23,394,150
Textiles, Apparel & Luxury Goods - 1.7%
Ralph Lauren Cl. A	127,241	24,668,213
Total		152,205,335

Consumer Staples – 1.9%
Personal Care Products - 1.9%
Inter Parfums	212,411	27,502,976
Total		27,502,976

Financials – 9.7%
Capital Markets - 9.7%
Lazard	474,562	23,908,434
Morningstar	114,158	36,430,101
SEI Investments	615,771	42,605,195
TMX Group	1,136,994	35,636,937
Total		138,580,667

Health Care – 6.3%
Health Care Equipment & Supplies - 4.2%
Enovis Corporation [2]	580,824	25,004,473
Haemonetics Corporation [2]	440,619	35,416,956
		60,421,429
Life Sciences Tools & Services - 2.1%
Bio-Techne	367,740	29,393,458
Total		89,814,887

Industrials – 36.4%
Aerospace & Defense - 2.3%
Woodward	194,403	33,342,058
Building Products - 3.1%
Simpson Manufacturing	143,482	27,443,802
UFP Industries	124,060	16,277,913
		43,721,715
Commercial Services & Supplies - 2.8%
Brady Corporation Cl. A	98,000	7,509,740
RB Global	402,022	32,358,751
		39,868,491
Construction & Engineering - 5.4%
Arcosa	498,054	47,195,597
Valmont Industries	103,599	30,038,530
		77,234,127
Ground Transportation - 2.1%
Landstar System	161,303	30,465,297
Machinery - 16.2%
Enpro	103,793	16,833,149
ESAB Corporation	275,455	29,283,621
ESCO Technologies	268,028	34,570,251
John Bean Technologies	321,775	31,698,055
Kadant	118,658	40,106,404
Lincoln Electric Holdings	134,145	25,758,523
Lindsay Corporation	196,340	24,471,818
RBC Bearings [2]	99,294	29,726,638
		232,448,459
Professional Services - 2.5%
Exponent	92,567	10,671,124
Forrester Research [2]	683,658	12,312,680
Korn Ferry	161,053	12,117,628
		35,101,432
Trading Companies & Distributors - 2.0%
Air Lease Cl. A	627,000	28,396,830
Total		520,578,409

Information Technology – 12.5%
Electronic Equipment, Instruments & Components - 5.4%
Cognex Corporation	546,349	22,127,135
Littelfuse	108,674	28,825,779
Rogers Corporation [2]	229,636	25,951,164
		76,904,078
Semiconductors & Semiconductor Equipment - 7.1%
Axcelis Technologies [2]	79,006	8,283,779
Cirrus Logic [2]	291,027	36,148,464
FormFactor [2]	449,369	20,670,974
MKS Instruments	343,767	37,370,910
		102,474,127
Total		179,378,205

Materials – 10.6%
Chemicals - 5.0%
Innospec	355,504	40,203,947
Quaker Houghton	188,206	31,710,829
		71,914,776
Metals & Mining - 2.6%
Reliance	130,525	37,749,135
Paper & Forest Products - 3.0%
Stella-Jones	649,257	42,624,518
Total		152,288,429

Real Estate – 9.2%
Real Estate Management & Development - 9.2%
Colliers International Group	284,226	43,148,349
FirstService Corporation	241,973	44,150,394
Kennedy-Wilson Holdings	2,432,354	26,877,512
Marcus & Millichap	439,331	17,410,687
Total		131,586,942

TOTAL COMMON STOCKS
(Cost $803,396,811)	1,410,208,945

REPURCHASE AGREEMENT – 1.4%
Fixed Income Clearing Corporation, 4.25% dated 9/30/24, due 10/1/24, maturity value $20,311,179 (collateralized by obligations of U.S. Government Agencies, 1.75% due 8/15/41, valued at $20,715,073)
(Cost $20,308,782)	20,308,782

TOTAL INVESTMENTS – 99.9%
(Cost $823,705,593)	1,430,517,727

CASH AND OTHER ASSETS LESS LIABILITIES – 0.1%	1,979,907

NET ASSETS – 100.0%	$1,432,497,634

SCHEDULES OF INVESTMENTS

ROYCE SMALL-CAP FUND

SEPTEMBER 30, 2024 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 96.2%

Communication Services – 2.5%
Diversified Telecommunication Services - 0.6%
Cogent Communications Holdings	15,484	$1,175,545
Globalstar 2,[4]	4,708,344	5,838,346
IDT Corporation Cl. B	74,257	2,834,390
Liberty Latin America Cl. C [2]	187,820	1,782,412
		11,630,693
Entertainment - 0.5%
IMAX Corporation [2]	512,346	10,508,217
Interactive Media & Services - 1.2%
QuinStreet [2]	77,243	1,477,659
Shutterstock	108,341	3,832,021
Ziff Davis [2]	378,696	18,427,347
		23,737,027
Media - 0.2%
TEGNA	245,697	3,877,099
Total		49,753,036

Consumer Discretionary – 8.6%
Automobile Components - 2.4%
Dorman Products [2]	127,833	14,460,469
Fox Factory Holding [2]	50,000	2,075,000
Gentex Corporation	152,091	4,515,582
LCI Industries	68,192	8,219,863
Modine Manufacturing [2]	81,087	10,767,543
Stoneridge [2]	57,057	638,468
Visteon Corporation [2]	68,183	6,493,749
		47,170,674
Broadline Retail - 0.2%
Ollie’s Bargain Outlet Holdings [2]	35,219	3,423,287
Distributors - 0.1%
LKQ Corporation	5,779	230,698
Pool Corporation	2,993	1,127,762
		1,358,460
Diversified Consumer Services - 0.1%
frontdoor [2]	62,255	2,987,618
Hotels, Restaurants & Leisure - 0.2%
Bloomin’ Brands	206,502	3,413,478
Household Durables - 1.2%
Champion Homes [2]	36,590	3,470,561
Installed Building Products	5,236	1,289,470
Legacy Housing [2]	97,929	2,678,358
M/I Homes [2]	42,905	7,352,201
PulteGroup	29,650	4,255,664
Tri Pointe Homes [2]	90,096	4,082,250
		23,128,504
Leisure Products - 0.5%
Brunswick Corporation	62,206	5,214,107
YETI Holdings [2]	103,807	4,259,201
		9,473,308
Specialty Retail - 3.5%
Academy Sports & Outdoors	190,736	11,131,353
Advance Auto Parts	146,954	5,729,737
Asbury Automotive Group [2]	46,247	11,034,072
Buckle (The)	88,761	3,902,821
Caleres	107,838	3,564,046
Destination XL Group [2]	1,068,980	3,142,801
Murphy USA	13,589	6,697,610
OneWater Marine Cl. A [2]	247,148	5,909,309
Shoe Carnival	141,455	6,202,802
Signet Jewelers	43,759	4,513,303
Valvoline [2]	155,865	6,522,950
Williams-Sonoma	6,696	1,037,344
		69,388,148
Textiles, Apparel & Luxury Goods - 0.4%
Carter’s	90,695	5,893,361
Kontoor Brands	33,987	2,779,457
		8,672,818
Total		169,016,295

Consumer Staples – 1.4%
Beverages - 0.1%
Primo Water	78,220	1,975,055
Food Products - 0.5%
Nomad Foods	534,749	10,192,316
Personal Care Products - 0.8%
Inter Parfums	115,150	14,909,622
Total		27,076,993

Energy – 1.8%
Energy Equipment & Services - 0.9%
Core Laboratories	128,530	2,381,661
Helmerich & Payne	109,035	3,316,845
Pason Systems	1,231,205	12,134,986
		17,833,492
Oil, Gas & Consumable Fuels - 0.9%
Chord Energy	20,558	2,677,268
Civitas Resources	62,004	3,141,743
Crescent Energy Cl. A	394,043	4,314,771
Matador Resources	82,204	4,062,522
Northern Oil & Gas	23,288	824,628
SM Energy	83,113	3,322,026
		18,342,958
Total		36,176,450

Financials – 18.0%
Banks - 5.6%
Banc of California	227,398	3,349,572
Bank of N.T. Butterfield & Son	190,500	7,025,640
BankUnited	138,629	5,051,641
BOK Financial	40,738	4,262,010
CNB Financial	148,037	3,561,770
First Citizens BancShares Cl. A	18,024	33,181,283
First Hawaiian	252,895	5,854,519
Hingham Institution for Savings	17,659	4,296,611
Home BancShares	199,123	5,394,242
Independent Bank Group	31,045	1,790,055
OceanFirst Financial	47,400	881,166
Origin Bancorp	209,102	6,724,720
Popular	189,632	19,014,401
Timberland Bancorp	74,199	2,245,262
TrustCo Bank Corp NY	104,492	3,455,550
Western Alliance Bancorp	22,044	1,906,586
WSFS Financial	25,987	1,325,077
		109,320,105
Capital Markets - 6.6%
Artisan Partners Asset Management Cl. A	355,810	15,413,689
Evercore Cl. A	35,575	9,012,570
GCM Grosvenor Cl. A	865,058	9,792,456
Houlihan Lokey Cl. A	26,880	4,247,578
Lazard	99,297	5,002,583
Marex Group	273,150	6,451,803
Morningstar	40,916	13,057,114
Onex Corporation	162,537	11,384,620
Perella Weinberg Partners Cl. A	171,587	3,313,345
SEI Investments	318,732	22,053,067
Silvercrest Asset Management Group Cl. A	21,000	362,040
Sprott	244,764	10,607,134
TMX Group	449,739	14,096,223
Tradeweb Markets Cl. A	46,591	5,761,909
		130,556,131
Consumer Finance - 0.6%
FirstCash Holdings	41,382	4,750,654
goeasy	31,251	4,180,972
PRA Group [2]	111,744	2,498,596
		11,430,222
Financial Services - 0.5%
Compass Diversified Holdings	99,808	2,208,751
International Money Express [2]	196,733	3,637,593
Merchants Bancorp	69,695	3,133,487
Repay Holdings Cl. A [2]	61,979	505,749
WEX [2]	4,500	943,785
		10,429,365
Insurance - 4.7%
Assured Guaranty	298,454	23,733,062
Axis Capital Holdings	53,827	4,285,168
Berkley (W.R.)	152,028	8,624,548
E-L Financial	23,618	20,955,747
International General Insurance Holdings	514,351	9,772,669
RenaissanceRe Holdings	31,430	8,561,532
RLI Corp.	41,334	6,405,943
Safety Insurance Group	40,347	3,299,578
Tiptree	107,698	2,107,650
White Mountains Insurance Group	2,656	4,505,107
		92,251,004
Total		353,986,827

Health Care – 8.4%
Biotechnology - 0.9%
BridgeBio Pharma [2]	56,754	1,444,957
CareDx [2]	34,191	1,067,614
Catalyst Pharmaceuticals [2]	503,101	10,001,648
Halozyme Therapeutics [2]	34,840	1,994,241
Insmed [2]	44,292	3,233,316
MeiraGTx Holdings [2]	95,578	398,560
Viking Therapeutics [2]	6,241	395,118
		18,535,454
Health Care Equipment & Supplies - 4.1%
Alphatec Holdings [2]	307,154	1,707,776
AtriCure [2]	24,482	686,476
Enovis Corporation [2]	551,421	23,738,674
Haemonetics Corporation [2]	332,548	26,730,208
OrthoPediatrics Corp. [2]	13,220	358,394
Profound Medical [2]	52,098	414,488
QuidelOrtho Corporation [2]	33,190	1,513,464
RxSight [2]	22,187	1,096,704
Surmodics [2]	42,305	1,640,588
TransMedics Group 2,[4]	141,198	22,168,086
		80,054,858
Health Care Providers & Services - 0.9%
Molina Healthcare [2]	13,824	4,763,198
PACS Group [2]	20,767	830,057
Patterson Companies	155,339	3,392,604
Surgery Partners [2]	238,056	7,674,925
		16,660,784
Life Sciences Tools & Services - 2.2%
Azenta [2]	190,655	9,235,328
BioLife Solutions [2]	124,265	3,111,596
Bio-Techne	131,642	10,522,145
Harvard Bioscience [2]	163,620	440,138
Maravai LifeSciences Holdings Cl. A [2]	415,995	3,456,918
Mesa Laboratories	104,550	13,576,863
Quanterix Corporation [2]	16,148	209,278
Stevanato Group	170,260	3,405,200
		43,957,466
Pharmaceuticals - 0.3%
Collegium Pharmaceutical [2]	102,798	3,972,115
SIGA Technologies	402,039	2,713,763
		6,685,878
Total		165,894,440

Industrials – 27.1%
Aerospace & Defense - 1.3%
HEICO Corporation	61,618	16,111,875
Leonardo DRS [2]	364,666	10,290,874
		26,402,749
Air Freight & Logistics - 0.4%
Hub Group Cl. A	190,212	8,645,135
Building Products - 2.8%
Builders FirstSource [2]	93,221	18,071,823
Carlisle Companies	7,678	3,453,180
CSW Industrials	9,200	3,370,788
Janus International Group [2]	338,189	3,419,091
MasterBrand [2]	87,292	1,618,394
Quanex Building Products	175,939	4,882,307
Simpson Manufacturing	46,435	8,881,622
UFP Industries	78,789	10,337,905
		54,035,110
Commercial Services & Supplies - 1.0%
Brady Corporation Cl. A	68,040	5,213,905
Healthcare Services Group [2]	592,864	6,622,291
Montrose Environmental Group [2]	68,217	1,794,107
RB Global	31,619	2,545,013
UniFirst Corporation	8,330	1,654,755
Vestis Corporation	153,922	2,293,438
		20,123,509
Construction & Engineering - 3.5%
Arcosa	391,975	37,143,551
Construction Partners Cl. A [2]	133,067	9,288,077
EMCOR Group	3,540	1,524,076
IES Holdings [2]	21,783	4,348,323
Limbach Holdings [2]	48,169	3,649,283
Northwest Pipe [2]	36,303	1,638,354
Valmont Industries	40,416	11,718,619
		69,310,283
Electrical Equipment - 1.5%
American Superconductor [2]	93,326	2,202,494
Atkore	67,915	5,755,117
nVent Electric	46,910	3,295,897
Preformed Line Products	101,976	13,061,086
Vertiv Holdings Cl. A	42,264	4,204,845
		28,519,439
Ground Transportation - 0.9%
ArcBest Corporation	27,889	3,024,562
Landstar System	71,539	13,511,571
Schneider National Cl. B	22,007	628,080
		17,164,213
Machinery - 7.2%
Allison Transmission Holdings	45,697	4,390,111
Atmus Filtration Technologies	291,796	10,951,104
Enpro	85,030	13,790,165
ESAB Corporation	166,991	17,752,813
ESCO Technologies	68,912	8,888,270
Graham Corporation [2]	91,849	2,717,812
Helios Technologies	55,536	2,649,067
John Bean Technologies	172,617	17,004,501
Kadant	42,716	14,438,008
Lincoln Electric Holdings	56,716	10,890,606
Lindsay Corporation	63,420	7,904,669
Miller Industries	175,105	10,681,405
Mueller Industries	5,000	370,500
RBC Bearings [2]	37,430	11,205,793
Terex Corporation	63,555	3,362,695
Timken Company (The)	20,102	1,694,398
Wabash National	148,904	2,857,468
Westport Fuel Systems 2,[4]	11,598	53,235
		141,602,620
Marine Transportation - 1.2%
Clarkson [1]	30,004	1,479,772
Genco Shipping & Trading	196,862	3,838,809
Kirby Corporation [2]	146,781	17,970,398
		23,288,979
Passenger Airlines - 0.1%
Sun Country Airlines Holdings [2]	194,570	2,181,130
Professional Services - 2.7%
Barrett Business Services	35,292	1,323,803
CBIZ [2]	90,716	6,104,280
Dun & Bradstreet Holdings	454,428	5,230,466
Exponent	24,726	2,850,413
Forrester Research [2]	483,815	8,713,508
IBEX [2]	231,272	4,620,815
KBR	238,957	15,563,269
Korn Ferry	94,578	7,116,049
NV5 Global [2]	10,870	1,016,128
		52,538,731
Trading Companies & Distributors - 4.5%
Air Lease Cl. A	631,015	28,578,669
Applied Industrial Technologies	60,190	13,430,195
Distribution Solutions Group [2]	108,002	4,159,157
EVI Industries	342,790	6,626,131
FTAI Aviation	22,553	2,997,294
MSC Industrial Direct Cl. A	35,257	3,034,217
Richelieu Hardware	292,057	8,659,459
Transcat [2]	155,006	18,720,075
WESCO International	16,136	2,710,525
		88,915,722
Total		532,727,620

Information Technology – 18.7%
Communications Equipment - 0.9%
Aviat Networks [2]	121,653	2,631,354
Ciena Corporation [2]	55,383	3,411,039
Digi International [2]	261,424	7,197,003
Harmonic [2]	332,601	4,845,997
		18,085,393
Electronic Equipment, Instruments & Components - 8.0%
Bel Fuse Cl. B	40,725	3,197,320
Cognex Corporation	343,269	13,902,394
Coherent Corp. [2]	117,984	10,489,957
Crane NXT	89,640	5,028,804
ePlus [2]	36,986	3,637,203
Fabrinet [2]	84,273	19,925,508
FARO Technologies [2]	31,712	606,968
Flex [2]	87,957	2,940,403
Jabil	27,505	3,295,924
Kimball Electronics [2]	46,581	862,214
Littelfuse	41,114	10,905,488
Luna Innovations 2,[4]	664,059	1,560,539
NAPCO Security Technologies	180,000	7,282,800
nLIGHT [2]	318,154	3,401,066
PAR Technology [2]	355,975	18,539,178
Powerfleet [2]	910,774	4,553,870
Rogers Corporation [2]	131,355	14,844,429
Sanmina Corporation [2]	118,113	8,084,835
TD SYNNEX	30,211	3,627,737
Teledyne Technologies [2]	8,140	3,562,552
Vishay Intertechnology	11,770	222,571
Vishay Precision Group [2]	110,299	2,856,744
Vontier Corporation	442,512	14,930,355
		158,258,859
IT Services - 0.6%
Hackett Group (The)	126,118	3,313,120
Kyndryl Holdings [2]	360,964	8,294,953
		11,608,073
Semiconductors & Semiconductor Equipment - 6.9%
Allegro MicroSystems 2,[4]	3,340	77,822
Axcelis Technologies [2]	61,625	6,461,381
Camtek	85,084	6,793,957
Cirrus Logic [2]	172,140	21,381,509
Cohu [2]	191,588	4,923,812
Diodes [2]	77,596	4,973,128
FormFactor [2]	268,497	12,350,862
Ichor Holdings [2]	32,701	1,040,219
Impinj 2,[4]	54,559	11,813,115
Kulicke & Soffa Industries	126,623	5,714,496
MKS Instruments	72,384	7,868,865
Nova [2]	67,197	13,999,823
NVE Corporation	25,461	2,033,570
Onto Innovation [2]	114,359	23,736,354
Photronics [2]	132,417	3,278,645
Rambus [2]	1,975	83,384
Silicon Motion Technology ADR	6,856	416,433
SiTime Corporation [2]	4,061	696,502
Synaptics [2]	3,525	273,470
Ultra Clean Holdings [2]	189,197	7,554,636
		135,471,983
Software - 2.1%
Agilysys [2]	95,768	10,435,839
Alkami Technology [2]	26,654	840,667
Computer Modelling Group	2,393,592	20,122,844
Dolby Laboratories Cl. A	63,720	4,876,492
JFrog [2]	85,985	2,497,004
Sapiens International	55,191	2,056,969
		40,829,815
Technology Hardware, Storage & Peripherals - 0.2%
AstroNova [2]	81,672	1,099,305
Diebold Nixdorf [2]	77,232	3,449,181
		4,548,486
Total		368,802,609

Materials – 7.2%
Chemicals - 4.4%
Aspen Aerogels [2]	117,172	3,244,492
Element Solutions	1,026,838	27,888,920
Hawkins	4,000	509,880
Ingevity Corporation [2]	222,731	8,686,509
Innospec	185,230	20,947,661
Minerals Technologies	156,838	12,112,599
Quaker Houghton	77,041	12,980,638
		86,370,699
Construction Materials - 0.0%
Knife River [2]	5,200	464,828
Containers & Packaging - 0.2%
Graphic Packaging Holding Company	48,964	1,448,845
Silgan Holdings	62,250	3,268,125
		4,716,970
Metals & Mining - 1.7%
Alamos Gold Cl. A	1,031,729	20,559,057
Major Drilling Group International [2]	285,000	1,763,799
Materion Corporation	50,000	5,593,000
Reliance	15,160	4,384,424
		32,300,280
Paper & Forest Products - 0.9%
Louisiana-Pacific	40,911	4,396,296
Stella-Jones	193,572	12,708,239
		17,104,535
Total		140,957,312

Real Estate – 2.5%
Real Estate Management & Development - 2.5%
Colliers International Group	43,489	6,602,065
FirstService Corporation	38,250	6,979,095
FRP Holdings [2]	172,446	5,149,238
Kennedy-Wilson Holdings	1,501,791	16,594,790
Marcus & Millichap	272,368	10,793,944
RMR Group (The) Cl. A	134,860	3,422,747
Total		49,541,879

TOTAL COMMON STOCKS
(Cost $1,217,080,758)		1,893,933,461

REPURCHASE AGREEMENT – 3.6%
Fixed Income Clearing Corporation, 4.25% dated 9/30/24, due 10/1/24, maturity value $69,731,877 (collateralized by obligations of various U.S. Government Agencies, 0.625%-3.875% due 12/31/27-8/15/30, valued at $71,118,253) (Cost $69,723,645)		69,723,645

COLLATERAL RECEIVED FOR SECURITIES LOANED – 0.0%
Money Market Funds Federated Hermes Government Obligations Fund - Institutional Shares (7 day yield-4.79%) (Cost $445,775)	445,775	445,775

TOTAL INVESTMENTS – 99.8%
(Cost $1,287,250,178)		1,964,102,881

CASH AND OTHER ASSETS LESS LIABILITIES – 0.2%		4,558,710

NET ASSETS – 100.0%		$1,968,661,591

SCHEDULES OF INVESTMENTS

ROYCE SMALL-CAP OPPORTUNITY FUND

SEPTEMBER 30, 2024 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 96.4%

Communication Services – 5.1%
Entertainment - 0.7%
IMAX Corporation [2]	261,109	$5,355,346
Lions Gate Entertainment Cl. A [2]	459,580	3,598,511
		8,953,857
Interactive Media & Services - 2.7%
Cars.com [2]	257,316	4,312,616
DHI Group [2]	1,675,209	3,082,385
EverQuote Cl. A [2]	342,346	7,220,077
IAC [2]	162,006	8,719,163
QuinStreet [2]	490,829	9,389,559
		32,723,800
Media - 1.7%
Criteo ADR [2]	170,980	6,880,235
Innovid Corp. 2,[4]	1,781,732	3,207,118
Magnite [2]	510,710	7,073,333
Thryv Holdings [2]	234,474	4,039,987
		21,200,673
Total		62,878,330

Consumer Discretionary – 12.0%
Automobile Components - 2.9%
Fox Factory Holding [2]	147,184	6,108,136
Garrett Motion [2]	960,649	7,858,109
Gentherm [2]	121,406	5,651,449
Modine Manufacturing [2]	33,338	4,426,953
Patrick Industries	40,975	5,833,611
Stoneridge [2]	573,845	6,421,325
		36,299,583
Broadline Retail - 0.7%
Dillard’s Cl. A	18,285	7,015,772
Nordstrom	73,574	1,654,679
		8,670,451
Diversified Consumer Services - 0.3%
Udemy [2]	550,532	4,095,958
Hotels, Restaurants & Leisure - 0.2%
Century Casinos [2]	427,984	1,095,639
Noodles & Company Cl. A [2]	1,303,519	1,564,223
		2,659,862
Household Durables - 3.7%
Beazer Homes USA [2]	115,176	3,935,564
Cavco Industries [2]	16,429	7,035,555
Century Communities	37,039	3,814,276
Champion Homes [2]	99,664	9,453,130
M/I Homes [2]	25,202	4,318,615
Taylor Morrison Home [2]	94,653	6,650,320
Toll Brothers	31,708	4,898,569
Tri Pointe Homes [2]	117,207	5,310,649
		45,416,678
Specialty Retail - 2.9%
Advance Auto Parts	81,547	3,179,518
Beyond [2]	352,092	3,549,087
Caleres	175,517	5,800,837
Designer Brands Cl. A	335,205	2,473,813
J.Jill	170,705	4,211,292
MarineMax [2]	214,322	7,559,137
OneWater Marine Cl. A [2]	213,704	5,109,663
Victoria’s Secret & Co. [2]	131,623	3,382,711
		35,266,058
Textiles, Apparel & Luxury Goods - 1.3%
Lakeland Industries [5]	423,870	8,519,787
Rocky Brands	108,896	3,469,426
Vera Bradley 2,[4]	642,069	3,505,697
		15,494,910
Total		147,903,500

Consumer Staples – 1.3%
Food Products - 0.5%
SunOpta [2]	894,469	5,706,712
Household Products - 0.5%
Spectrum Brands Holdings	64,134	6,101,709
Personal Care Products - 0.3%
Inter Parfums	30,399	3,936,063
Total		15,744,484

Energy – 7.9%
Energy Equipment & Services - 4.0%
Archrock	237,822	4,813,517
DMC Global [2]	163,266	2,119,193
Kodiak Gas Services	75,461	2,188,369
Mammoth Energy Services [2]	785,339	3,212,037
Newpark Resources [2]	699,510	4,847,604
Patterson-UTI Energy	583,046	4,460,302
ProPetro Holding Corp. [2]	412,725	3,161,473
Ranger Energy Services Cl. A	437,877	5,215,115
Select Water Solutions Cl. A	882,564	9,822,937
Solaris Energy Infrastructure Cl. A	716,680	9,144,837
		48,985,384
Oil, Gas & Consumable Fuels - 3.9%
Ardmore Shipping	387,908	7,021,135
Baytex Energy	1,542,064	4,579,930
Comstock Resources [2]	400,904	4,462,062
Kosmos Energy [2]	510,813	2,058,576
Matador Resources	92,815	4,586,917
Navigator Holdings	421,172	6,768,234
Northern Oil & Gas	169,684	6,008,511
SandRidge Energy	297,427	3,637,532
Scorpio Tankers	87,453	6,235,399
Vermilion Energy	356,913	3,483,494
		48,841,790
Total		97,827,174

Financials – 8.0%
Banks - 3.5%
Axos Financial [2]	52,975	3,331,068
BankUnited	181,472	6,612,840
BayCom Corp.	190,933	4,528,931
Business First Bancshares	224,004	5,750,183
Customers Bancorp [2]	72,024	3,345,515
Dime Community Bancshares	140,982	4,060,281
First Foundation	429,413	2,679,537
Hilltop Holdings	134,722	4,332,659
Seacoast Banking Corporation of Florida	156,577	4,172,777
Western Alliance Bancorp	41,861	3,620,558
		42,434,349
Capital Markets - 2.9%
Artisan Partners Asset Management Cl. A	118,711	5,142,561
Bridge Investment Group Holdings Cl. A	448,836	4,430,011
Canaccord Genuity Group	1,152,624	7,661,717
GCM Grosvenor Cl. A	276,463	3,129,561
Moelis & Company Cl. A	54,058	3,703,514
Perella Weinberg Partners Cl. A	389,014	7,511,860
Victory Capital Holdings	78,944	4,373,498
		35,952,722
Financial Services - 1.3%
Acacia Research [2]	496,381	2,313,135
I3 Verticals Cl. A [2]	283,757	6,046,862
Repay Holdings Cl. A [2]	346,473	2,827,220
Walker & Dunlop	44,954	5,106,325
		16,293,542
Insurance - 0.3%
Brighthouse Financial [2]	76,279	3,434,843
Total		98,115,456

Health Care – 8.3%
Biotechnology - 0.3%
MiMedx Group [2]	559,852	3,308,725
Health Care Equipment & Supplies - 2.9%
Accuray [2]	1,112,264	2,002,075
AngioDynamics [2]	569,410	4,430,010
Apyx Medical [2]	1,003,739	1,244,636
Artivion [2]	348,413	9,274,754
Bioventus Cl. A [2]	404,991	4,839,642
Enovis Corporation [2]	126,212	5,433,427
Tactile Systems Technology [2]	356,038	5,201,715
Varex Imaging [2]	229,056	2,730,348
		35,156,607
Health Care Providers & Services - 3.2%
AdaptHealth Corp. [2]	451,259	5,067,639
Alignment Healthcare [2]	185,750	2,195,565
Astrana Health [2]	58,047	3,363,243
Community Health Systems [2]	765,524	4,646,731
Cross Country Healthcare [2]	475,982	6,397,198
NeoGenomics [2]	371,886	5,485,318
Quipt Home Medical [2]	1,033,126	3,016,728
RadNet [2]	62,828	4,359,635
Select Medical Holdings	146,909	5,122,717
		39,654,774
Health Care Technology - 0.4%
Evolent Health Cl. A [2]	84,168	2,380,271
LifeMD 2,[4]	523,026	2,740,656
		5,120,927
Life Sciences Tools & Services - 0.5%
Azenta [2]	130,669	6,329,607
Pharmaceuticals - 1.0%
Harrow 2,[4]	96,303	4,329,783
Organon & Co	408,124	7,807,412
		12,137,195
Total		101,707,835

Industrials – 27.5%
Aerospace & Defense - 5.6%
AAR Corp. [2]	141,247	9,231,904
Astronics Corporation [2]	407,423	7,936,600
BWX Technologies	73,789	8,020,865
Ducommun [2]	131,120	8,631,630
Kratos Defense & Security Solutions [2]	364,731	8,498,232
Leonardo DRS [2]	282,032	7,958,943
Mercury Systems [2]	128,450	4,752,650
Triumph Group [2]	538,080	6,935,851
V2X [2]	117,921	6,587,067
		68,553,742
Air Freight & Logistics - 1.1%
Hub Group Cl. A	184,382	8,380,162
Radiant Logistics [2]	873,305	5,615,351
		13,995,513
Building Products - 1.2%
Gibraltar Industries [2]	74,761	5,228,037
Insteel Industries	135,096	4,200,134
Resideo Technologies [2]	280,826	5,655,836
		15,084,007
Commercial Services & Supplies - 2.6%
ACV Auctions Cl. A [2]	254,990	5,183,947
CECO Environmental [2]	312,294	8,806,691
Healthcare Services Group [2]	773,858	8,643,994
VSE Corporation	106,157	8,782,368
		31,417,000
Construction & Engineering - 3.9%
Argan	54,839	5,562,320
Concrete Pumping Holdings [2]	515,788	2,986,412
Construction Partners Cl. A [2]	63,185	4,410,313
Limbach Holdings [2]	43,628	3,305,257
Matrix Service [2]	470,969	5,430,273
Northwest Pipe [2]	202,519	9,139,682
Orion Group Holdings [2]	1,016,404	5,864,651
Primoris Services	154,595	8,978,878
Sterling Infrastructure [2]	20,298	2,943,616
		48,621,402
Electrical Equipment - 0.7%
American Superconductor [2]	277,600	6,551,360
Babcock & Wilcox Enterprises [2]	904,826	1,845,845
		8,397,205
Machinery - 5.6%
Ag Growth International	103,869	4,157,218
Chart Industries 2,[4]	78,921	9,797,253
Commercial Vehicle Group [2]	1,002,185	3,257,101
Enpro	28,308	4,590,992
Evercel 2,[3]	203,243	126,011
Helios Technologies	167,305	7,980,449
Luxfer Holdings	584,789	7,573,018
Manitex International [2]	190,599	1,073,072
Mayville Engineering [2]	325,380	6,859,010
Shyft Group (The)	374,998	4,706,225
Terex Corporation	29,453	1,558,358
Trinity Industries	213,554	7,440,221
Twin Disc	235,082	2,936,174
Wabash National	383,991	7,368,787
		69,423,889
Professional Services - 3.7%
Conduent [2]	1,059,228	4,268,689
Korn Ferry	98,438	7,406,475
Mistras Group [2]	764,590	8,693,388
Resources Connection	531,590	5,156,423
TaskUs Cl. A [2,4]	388,670	5,021,616
TrueBlue [2]	478,704	3,776,975
TTEC Holdings	360,427	2,115,707
WNS (Holdings) [2]	169,713	8,945,572
		45,384,845
Trading Companies & Distributors - 3.1%
Air Lease Cl. A	168,550	7,633,629
DNOW [2]	330,285	4,270,585
Herc Holdings	42,269	6,738,947
Hudson Technologies [2]	503,671	4,200,616
MRC Global [2]	531,221	6,767,755
WESCO International	53,072	8,915,035
		38,526,567
Total		339,404,170

Information Technology – 19.5%
Communications Equipment - 3.0%
Applied Optoelectronics [2]	627,730	8,982,816
Aviat Networks [2]	235,453	5,092,849
Clearfield 2,[4]	139,846	5,448,400
Comtech Telecommunications [2]	574,257	2,762,176
Digi International [2]	368,437	10,143,071
Ribbon Communications [2]	1,472,229	4,784,744
		37,214,056
Electronic Equipment, Instruments & Components - 5.9%
Advanced Energy Industries	40,426	4,254,432
Arlo Technologies [2]	606,704	7,347,185
Benchmark Electronics	46,742	2,071,605
Coherent Corp. [2]	74,360	6,611,348
CTS Corporation	154,304	7,465,228
Fabrinet [2]	11,026	2,606,987
FARO Technologies [2]	458,087	8,767,785
Identiv [2]	804,957	2,841,498
IPG Photonics [2]	65,012	4,831,692
Knowles Corporation [2]	504,890	9,103,167
nLIGHT [2]	728,887	7,791,802
SmartRent Cl. A 2,[4]	455,431	787,896
Vishay Intertechnology	245,989	4,651,652
Vishay Precision Group [2]	138,976	3,599,478
		72,731,755
IT Services - 1.7%
Applied Digital 2,[4]	658,376	5,431,602
Grid Dynamics Holdings [2]	465,714	6,519,996
Kyndryl Holdings [2]	399,065	9,170,514
		21,122,112
Semiconductors & Semiconductor Equipment - 5.7%
Alpha & Omega Semiconductor [2]	214,335	7,956,115
Amkor Technology	172,754	5,286,272
Amtech Systems 2,[5]	713,369	4,137,540
Cohu [2]	212,497	5,461,173
FormFactor [2]	129,417	5,953,182
Ichor Holdings [2]	256,458	8,157,929
inTEST Corporation [2]	436,746	3,188,246
Kopin Corporation [2]	2,697,788	1,969,385
Kulicke & Soffa Industries	135,007	6,092,866
Onto Innovation [2]	11,978	2,486,154
SMART Global Holdings [2]	212,658	4,455,185
Ultra Clean Holdings [2]	201,392	8,041,583
Veeco Instruments [2]	216,888	7,185,499
		70,371,129
Software - 2.0%
A10 Networks	485,655	7,012,858
Five9 [2]	14,512	416,930
LiveRamp Holdings [2]	184,424	4,570,027
SecureWorks Corp. Cl. A 2,[4]	772,236	6,834,289
Viant Technology Cl. A [2]	536,920	5,943,704
		24,777,808
Technology Hardware, Storage & Peripherals - 1.2%
Eastman Kodak [2]	546,956	2,581,632
Immersion Corporation	363,494	3,242,367
Intevac 2,[5]	1,362,203	4,631,490
Xerox Holdings	391,223	4,060,895
		14,516,384
Total		240,733,244

Materials – 6.4%
Chemicals - 1.8%
Arcadium Lithium [2]	873,919	2,490,669
Aspen Aerogels [2]	258,967	7,170,796
Mativ Holdings	501,672	8,523,408
Tronox Holdings	288,174	4,215,986
		22,400,859
Construction Materials - 0.7%
Summit Materials Cl. A [2]	214,604	8,375,994
Metals & Mining - 3.9%
ATI [2]	131,199	8,778,525
Capstone Copper [2]	1,010,111	7,894,468
Carpenter Technology	50,075	7,990,969
Commercial Metals	129,518	7,118,309
Ferroglobe	1,259,225	5,842,804
Major Drilling Group International [2]	955,595	5,913,956
Metallus [2]	338,470	5,019,510
Noranda Aluminum Holding Corporation 2,[3]	488,157	0
		48,558,541
Total		79,335,394

Real Estate – 0.4%
Real Estate Management & Development - 0.4%
Kennedy-Wilson Holdings	403,909	4,463,194
Total		4,463,194

TOTAL COMMON STOCKS
(Cost $908,750,039)		1,188,112,781

REPURCHASE AGREEMENT – 2.9%
Fixed Income Clearing Corporation, 4.25% dated 9/30/24, due 10/1/24, maturity value $36,097,862 (collateralized by obligations of U.S. Government Agencies, 3.375% due 9/15/27, valued at $36,815,495) (Cost $36,093,601)		36,093,601

COLLATERAL RECEIVED FOR SECURITIES LOANED – 1.1%
Money Market Funds Federated Hermes Government Obligations Fund - Institutional Shares (7 day yield-4.79%) (Cost $13,336,004)	13,336,004	13,336,004

TOTAL INVESTMENTS – 100.4%
(Cost $958,179,644)		1,237,542,386

LIABILITIES LESS CASH AND OTHER ASSETS – (0.4)%		(5,443,109)

NET ASSETS – 100.0%		$1,232,099,277

SCHEDULES OF INVESTMENTS

ROYCE SMALL-CAP SPECIAL EQUITY FUND

SEPTEMBER 30, 2024 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 75.7%

Communication Services – 4.2%
Media - 4.2%
TEGNA	1,901,300	$30,002,514
Total		30,002,514

Consumer Discretionary – 13.8%
Automobile Components - 4.8%
Standard Motor Products	1,025,600	34,049,920
Broadline Retail - 2.2%
Macy’s	1,000,000	15,690,000
Diversified Consumer Services - 1.1%
H&R Block	125,000	7,943,750
Hotels, Restaurants & Leisure - 1.1%
Nathan’s Famous	98,500	7,968,650
Household Durables - 1.0%
Ethan Allen Interiors	229,500	7,318,755
Specialty Retail - 0.8%
ODP Corporation (The) [2]	183,000	5,444,250
Textiles, Apparel & Luxury Goods - 2.8%
Movado Group	1,061,000	19,734,600
Total		98,149,925

Consumer Staples – 8.6%
Consumer Staples Distribution & Retail - 3.6%
Ingles Markets Cl. A	344,000	25,662,400
Food Products - 3.7%
John B. Sanfilippo & Son	277,000	26,123,870
Household Products - 1.3%
Oil-Dri Corporation of America	136,500	9,417,135
Total		61,203,405

Energy – 0.8%
Energy Equipment & Services - 0.8%
RPC	918,500	5,841,660
Total		5,841,660

Financials – 5.1%
Capital Markets - 5.1%
Diamond Hill Investment Group [5]	139,500	22,544,595
Federated Hermes Cl. B	303,500	11,159,695
GAMCO Investors Cl. A [1]	115,500	2,774,310
Total		36,478,600

Industrials – 22.0%
Building Products - 4.2%
Insteel Industries	416,500	12,948,985
UFP Industries	126,500	16,598,065
		29,547,050
Commercial Services & Supplies - 4.3%
Ennis	1,265,000	30,764,800
Electrical Equipment - 4.0%
Atkore	133,000	11,270,420
Preformed Line Products	135,500	17,354,840
		28,625,260
Machinery - 8.9%
Gencor Industries [2,5]	910,000	18,982,600
Miller Industries	55,000	3,355,000
Mueller Industries	555,500	41,162,550
		63,500,150
Professional Services - 0.6%
Resources Connection	434,500	4,214,650
Total		156,651,910

Information Technology – 8.0%
Electronic Equipment, Instruments & Components - 4.3%
Vishay Intertechnology	1,611,000	30,464,010
Semiconductors & Semiconductor Equipment - 3.7%
NVE Corporation [5]	326,500	26,077,555
Total		56,541,565

Materials – 9.6%
Chemicals - 0.7%
Huntsman Corporation	197,500	4,779,500
Construction Materials - 4.2%
United States Lime & Minerals	302,500	29,542,150
Metals & Mining - 1.5%
Commercial Metals	124,000	6,815,040
Metallus [2]	264,000	3,915,120
		10,730,160
Paper & Forest Products - 3.2%
Sylvamo Corporation	267,000	22,921,950
Total		67,973,760

Real Estate – 3.6%
Real Estate Management & Development - 3.6%
Marcus & Millichap	639,500	25,343,385
Total		25,343,385

TOTAL COMMON STOCKS
(Cost $412,033,515)		538,186,724

REPURCHASE AGREEMENT – 24.3%
Fixed Income Clearing Corporation,
4.25% dated 9/30/24, due 10/1/24,
maturity value $173,012,039 (collateralized
by obligations of various U.S. Government
Agencies, 3.375%-3.875% due 9/15/27-12/31/27, valued at $176,451,583)

(Cost $172,991,617)		172,991,617

TOTAL INVESTMENTS – 100.0%
(Cost $585,025,132)		711,178,341

LIABILITIES LESS CASH AND OTHER ASSETS – (0.0)%		(75,051)

NET ASSETS – 100.0%		$711,103,290

SCHEDULES OF INVESTMENTS

ROYCE SMALL-CAP TOTAL RETURN FUND

SEPTEMBER 30, 2024 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 96.6%

Communication Services – 5.6%
Diversified Telecommunication Services - 1.7%
IDT Corporation Cl. B	456,088	$17,408,879
Interactive Media & Services - 3.9%
Shutterstock	504,083	17,829,415
Ziff Davis [2]	438,430	21,334,004
		39,163,419
Total		56,572,298

Consumer Discretionary – 8.4%
Leisure Products - 1.6%
YETI Holdings [2]	387,504	15,899,289
Specialty Retail - 6.8%
Academy Sports & Outdoors	503,445	29,381,050
Advance Auto Parts	602,181	23,479,037
OneWater Marine Cl. A [2]	663,874	15,873,228
		68,733,315
Total		84,632,604

Energy – 4.4%
Energy Equipment & Services - 4.4%
Cactus Cl. A	191,993	11,456,223
Core Laboratories	774,876	14,358,452
Pason Systems	1,897,691	18,703,997
Total		44,518,672

Financials – 36.4%
Banks - 16.0%
Banc of California	953,831	14,049,930
BankUnited	395,218	14,401,744
First Bancshares (The)	86,248	2,771,148
First Financial Bankshares	125,574	4,647,494
German American Bancorp	131,589	5,099,074
Glacier Bancorp	121,356	5,545,969
Hingham Institution for Savings	69,787	16,979,875
Home BancShares	774,335	20,976,735
OceanFirst Financial	577,881	10,742,808
Origin Bancorp	514,724	16,553,524
Seacoast Banking Corporation of Florida	626,923	16,707,498
TowneBank	460,378	15,220,097
Western Alliance Bancorp	91,754	7,935,803
Wintrust Financial	81,473	8,842,265
		160,473,964
Capital Markets - 5.6%
GCM Grosvenor Cl. A	1,495,239	16,926,106
Marex Group	678,871	16,034,933
StoneX Group [2]	51,448	4,212,562
Tel Aviv Stock Exchange [1]	1,984,631	18,774,906
		55,948,507
Consumer Finance - 2.0%
Encore Capital Group [2]	177,919	8,410,231
PRA Group [2]	492,716	11,017,130
		19,427,361
Financial Services - 3.0%
Compass Diversified Holdings	650,514	14,395,875
Merchants Bancorp	357,243	16,061,645
		30,457,520
Insurance - 9.8%
Assured Guaranty	337,168	26,811,599
Axis Capital Holdings	263,996	21,016,722
International General Insurance Holdings	1,919,647	36,473,293
RenaissanceRe Holdings	52,373	14,266,405
		98,568,019
Total		364,875,371

Health Care – 1.7%
Health Care Providers & Services - 1.7%
PACS Group [2]	421,813	16,859,866
Total		16,859,866

Industrials – 17.4%
Building Products - 1.7%
UFP Industries	130,624	17,139,175
Commercial Services & Supplies - 3.0%
Healthcare Services Group [2]	2,147,055	23,982,604
Vestis Corporation	400,550	5,968,195
		29,950,799
Electrical Equipment - 0.7%
Atkore	91,018	7,712,865
Machinery - 1.3%
Timken Company (The)	151,403	12,761,759
Professional Services - 3.9%
Barrett Business Services	658,359	24,695,046
KBR	217,839	14,187,854
		38,882,900
Trading Companies & Distributors - 6.8%
Air Lease Cl. A	524,525	23,755,737
Applied Industrial Technologies	60,942	13,597,989
FTAI Aviation	119,665	15,903,479
MSC Industrial Direct Cl. A	173,353	14,918,759
		68,175,964
Total		174,623,462

Information Technology – 15.5%
Electronic Equipment, Instruments & Components - 5.2%
Bel Fuse Cl. B	192,804	15,137,042
Coherent Corp. [2]	196,437	17,465,214
Vontier Corporation	571,156	19,270,803
		51,873,059
IT Services - 5.3%
Hackett Group (The)	890,582	23,395,589
Kyndryl Holdings [2]	1,289,485	29,632,366
		53,027,955
Semiconductors & Semiconductor Equipment - 3.5%
Kulicke & Soffa Industries	637,928	28,789,691
MKS Instruments	60,181	6,542,276
		35,331,967
Software - 1.5%
Sapiens International	406,878	15,164,343
Total		155,397,324

Materials – 6.0%
Chemicals - 4.1%
Element Solutions	772,074	20,969,530
Ingevity Corporation [2]	510,927	19,926,153
		40,895,683
Containers & Packaging - 1.9%
Silgan Holdings	375,067	19,691,017
Total		60,586,700

Real Estate – 1.2%
Real Estate Management & Development - 1.2%
Kennedy-Wilson Holdings	1,046,631	11,565,272
Total		11,565,272

TOTAL COMMON STOCKS
(Cost $753,349,702)		969,631,569

REPURCHASE AGREEMENT – 3.4%
Fixed Income Clearing Corporation, 4.25% dated 9/30/24, due 10/1/24, maturity value $33,790,810 (collateralized by obligations of U.S. Government Agencies, 3.375% due 9/15/27, valued at $34,462,642)
(Cost $33,786,822)		33,786,822

TOTAL INVESTMENTS – 100.0%
(Cost $787,136,524)		1,003,418,391

LIABILITIES LESS CASH AND OTHER ASSETS – (0.0)%		(368,673)

NET ASSETS – 100.0%		$1,003,049,718

SCHEDULES OF INVESTMENTS

ROYCE SMALL-CAP VALUE FUND

SEPTEMBER 30, 2024 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 99.6%

Communication Services – 1.8%
Media - 1.8%
Saga Communications Cl. A	34,819	$500,001
TEGNA	101,440	1,600,723
Total		2,100,724

Consumer Discretionary – 23.2%
Automobile Components - 1.3%
Visteon Corporation [2]	15,112	1,439,267
Diversified Consumer Services - 1.4%
frontdoor [2]	33,423	1,603,970
Hotels, Restaurants & Leisure - 1.2%
Bloomin’ Brands	84,431	1,395,644
Household Durables - 7.6%
M/I Homes [2]	13,046	2,235,562
Meritage Homes	10,409	2,134,574
PulteGroup	15,519	2,227,442
Tri Pointe Homes [2]	49,964	2,263,869
		8,861,447
Specialty Retail - 9.0%
Academy Sports & Outdoors	16,356	954,536
Buckle (The)	39,957	1,756,909
Caleres	64,656	2,136,881
Destination XL Group [2]	58,678	172,513
J.Jill	35,501	875,810
Shoe Carnival	47,100	2,065,335
Signet Jewelers	15,236	1,571,441
Williams-Sonoma	5,898	913,718
		10,447,143
Textiles, Apparel & Luxury Goods - 2.7%
Carter’s	3,600	233,928
Kontoor Brands	23,200	1,897,296
Oxford Industries	10,481	909,332
Steven Madden	2,685	131,538
		3,172,094
Total		26,919,565

Consumer Staples – 2.5%
Consumer Staples Distribution & Retail - 2.5%
Ingles Markets Cl. A	10,105	753,833
Village Super Market Cl. A	66,216	2,105,007
Total		2,858,840

Energy – 9.3%
Energy Equipment & Services - 0.7%
Helmerich & Payne	27,081	823,804
Oil, Gas & Consumable Fuels - 8.6%
Chord Energy	10,465	1,362,857
Civitas Resources	26,065	1,320,714
Crescent Energy Cl. A	150,455	1,647,482
Dorchester Minerals L.P.	51,215	1,544,132
Matador Resources	27,304	1,349,364
Riley Exploration Permian	43,403	1,149,745
SM Energy	41,180	1,645,965
		10,020,259
Total		10,844,063

Financials – 21.2%
Banks - 16.5%
Burke & Herbert Financial Services	27,198	1,658,806
Citizens Community Bancorp	42,313	599,575
CNB Financial	68,151	1,639,713
Dime Community Bancshares	68,148	1,962,662
Heritage Financial	76,781	1,671,522
Mid Penn Bancorp	57,732	1,722,146
OceanFirst Financial	17,216	320,045
Premier Financial	49,449	1,161,063
Princeton Bancorp	18,692	691,230
Riverview Bancorp	71,980	339,026
Timberland Bancorp	45,004	1,361,821
TrustCo Bank Corp NY	39,674	1,312,019
Unity Bancorp	56,515	1,924,901
Univest Financial	68,813	1,936,398
Western New England Bancorp	107,935	917,448
		19,218,375
Capital Markets - 1.6%
Evercore Cl. A	7,158	1,813,408
Financial Services - 1.4%
International Money Express [2]	88,681	1,639,711
Insurance - 1.7%
Tiptree	100,226	1,961,423
Total		24,632,917

Health Care – 6.3%
Biotechnology - 1.8%
Catalyst Pharmaceuticals [2]	105,592	2,099,169
Health Care Providers & Services - 2.3%
Molina Healthcare [2]	4,868	1,677,318
Patterson Companies	44,374	969,128
		2,646,446
Pharmaceuticals - 2.2%
Collegium Pharmaceutical [2]	45,442	1,755,879
SIGA Technologies	118,273	798,343
		2,554,222
Total		7,299,837

Industrials – 19.1%
Air Freight & Logistics - 0.9%
Hub Group Cl. A	22,572	1,025,897
Building Products - 2.7%
MasterBrand [2]	50,013	927,241
Quanex Building Products	43,936	1,219,224
UFP Industries	7,988	1,048,105
		3,194,570
Construction & Engineering - 1.1%
Sterling Infrastructure [2]	8,711	1,263,269
Ground Transportation - 3.1%
ArcBest Corporation	13,979	1,516,022
Schneider National Cl. B	40,164	1,146,281
Universal Logistics Holdings	21,653	933,461
		3,595,764
Machinery - 4.6%
Allison Transmission Holdings	18,676	1,794,203
Miller Industries	19,731	1,203,591
Terex Corporation	26,603	1,407,565
Wabash National	45,908	880,975
		5,286,334
Marine Transportation - 2.7%
Genco Shipping & Trading	80,732	1,574,274
Pangaea Logistics Solutions	218,472	1,579,553
		3,153,827
Professional Services - 4.0%
Barrett Business Services	47,124	1,767,621
IBEX [2]	79,053	1,579,479
Korn Ferry	17,460	1,313,691
		4,660,791
Total		22,180,452

Information Technology – 15.0%
Communications Equipment - 0.9%
Aviat Networks [2]	47,051	1,017,713
Electronic Equipment, Instruments & Components - 11.9%
Bel Fuse Cl. B	21,929	1,721,646
ePlus [2]	22,235	2,186,590
Flex [2]	62,366	2,084,895
Insight Enterprises [2]	4,408	949,439
Jabil	13,114	1,571,451
Kimball Electronics [2]	5,978	110,653
PC Connection	13,995	1,055,643
Sanmina Corporation [2]	31,822	2,178,216
TD SYNNEX	11,370	1,365,309
Vishay Intertechnology	36,039	681,497
		13,905,339
Semiconductors & Semiconductor Equipment - 0.7%
Amkor Technology	25,930	793,458
Software - 0.4%
Adeia	36,989	440,539
Technology Hardware, Storage & Peripherals - 1.1%
Diebold Nixdorf [2]	28,113	1,255,527
Total		17,412,576

Real Estate – 1.2%
Real Estate Management & Development - 1.2%
RMR Group (The) Cl. A	56,388	1,431,127
Total		1,431,127

TOTAL COMMON STOCKS
(Cost $81,592,014)		115,680,101

REPURCHASE AGREEMENT – 0.5%
Fixed Income Clearing Corporation, 4.25% dated 9/30/24, due 10/1/24, maturity value $646,153 (collateralized by obligations of U.S. Government Agencies, 3.50% due 9/30/26, valued at $659,107)
(Cost $646,077)		646,077

TOTAL INVESTMENTS – 100.1%
(Cost $82,238,091)		116,326,178

LIABILITIES LESS CASH AND OTHER ASSETS – (0.1)%		(159,573)

NET ASSETS – 100.0%		$116,166,605

SCHEDULES OF INVESTMENTS
ROYCE SMALLER-COMPANIES GROWTH FUND
SEPTEMBER 30, 2024 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 96.7%

Communication Services – 1.4%
Interactive Media & Services - 1.4%
Reddit Cl. A [2]	39,400	$2,597,248
Total		2,597,248

Consumer Discretionary – 9.2%
Diversified Consumer Services - 2.8%
Bright Horizons Family Solutions [2]	20,206	2,831,467
OneSpaWorld Holdings	139,000	2,294,890
		5,126,357
Hotels, Restaurants & Leisure - 5.5%
Bragg Gaming Group [2]	114,800	582,297
DraftKings Cl. A [2]	51,000	1,999,200
Kura Sushi USA Cl. A [2,4]	33,000	2,658,480
Life Time Group Holdings [2]	82,000	2,002,440
Texas Roadhouse	16,000	2,825,600
		10,068,017
Household Durables - 0.9%
Installed Building Products	7,000	1,723,890
Total		16,918,264

Consumer Staples – 2.8%
Beverages - 0.1%
Celsius Holdings [2]	7,500	235,200
Food Products - 2.7%
Freshpet [2]	25,000	3,419,250
Vital Farms [2]	42,000	1,472,940
		4,892,190
Total		5,127,390

Energy – 3.3%
Energy Equipment & Services - 1.2%
Oceaneering International [2]	55,000	1,367,850
Tidewater [2]	12,500	897,375
		2,265,225
Oil, Gas & Consumable Fuels - 2.1%
Golar LNG	81,000	2,977,560
Uranium Energy [2]	130,000	807,300
		3,784,860
Total		6,050,085

Financials – 9.6%
Banks - 4.1%
Atlantic Union Bankshares	78,000	2,938,260
Coastal Financial [2]	10,000	539,900
Seacoast Banking Corporation of Florida	107,000	2,851,550
Webster Financial	28,000	1,305,080
		7,634,790
Capital Markets - 0.8%
Open Lending [2]	250,000	1,530,000
Consumer Finance - 0.5%
Encore Capital Group [2]	18,000	850,860
Financial Services - 2.0%
AvidXchange Holdings [2]	99,974	810,789
Cantaloupe [2]	282,000	2,086,800
Paysign [2]	212,000	778,040
		3,675,629
Insurance - 2.2%
Abacus Life [2]	257,000	2,600,840
TWFG Cl. A [2]	57,000	1,545,840
		4,146,680
Total		17,837,959

Health Care – 24.4%
Biotechnology - 10.3%
Alkermes [2]	15,000	419,850
Alvotech [2]	112,000	1,332,800
ARS Pharmaceuticals [2,4]	277,000	4,016,500
Avid Bioservices [2]	418,500	4,762,530
CareDx [2]	77,000	2,404,325
Catalyst Pharmaceuticals [2]	25,000	497,000
Cytokinetics [2]	24,250	1,280,400
MeiraGTx Holdings [2]	216,989	904,844
Oxford Biomedica [1,2]	250,000	1,255,669
PureTech Health [1,2]	1,106,000	2,174,262
		19,048,180
Health Care Equipment & Supplies - 2.0%
Alphatec Holdings [2]	208,000	1,156,480
SI-BONE [2]	110,000	1,537,800
TransMedics Group [2,4]	6,000	942,000
		3,636,280
Health Care Providers & Services - 2.0%
Hims & Hers Health Cl. A [2]	143,000	2,634,060
Talkspace [2]	500,000	1,045,000
		3,679,060
Health Care Technology - 1.3%
Evolent Health Cl. A [2]	85,000	2,403,800
Life Sciences Tools & Services - 2.2%
Azenta [2]	29,000	1,404,760
BioLife Solutions [2]	111,000	2,779,440
		4,184,200
Pharmaceuticals - 6.6%
Axsome Therapeutics [2]	17,500	1,572,725
Corcept Therapeutics [2,4]	78,000	3,609,840
Guardian Pharmacy Services Cl. A [2]	75,000	1,260,000
Harrow [2,4]	81,700	3,673,232
Intra-Cellular Therapies [2]	27,500	2,012,175
		12,127,972
Total		45,079,492

Industrials – 20.8%
Aerospace & Defense - 3.3%
AeroVironment [2]	16,000	3,208,000
BWX Technologies	26,500	2,880,550
		6,088,550
Air Freight & Logistics - 0.8%
GXO Logistics [2]	26,000	1,353,820
Commercial Services & Supplies - 4.9%
ACV Auctions Cl. A [2]	191,000	3,883,030
Montrose Environmental Group [2]	32,000	841,600
VSE Corporation	53,000	4,384,690
		9,109,320
Construction & Engineering - 2.7%
Argan	8,500	862,155
Badger Infrastructure Solutions	37,073	1,007,929
Bowman Consulting Group [2,4]	36,000	866,880
Limbach Holdings [2]	30,000	2,272,800
		5,009,764
Ground Transportation - 0.6%
RXO [2]	40,000	1,120,000
Machinery - 1.1%
ATS Corporation [2]	50,500	1,465,208
Symbotic Cl. A [2,4]	23,500	573,165
		2,038,373
Professional Services - 1.2%
Paylocity Holding [2]	13,786	2,274,276
Trading Companies & Distributors - 6.2%
Distribution Solutions Group [2]	119,111	4,586,965
FTAI Aviation	38,000	5,050,200
Herc Holdings	11,000	1,753,730
		11,390,895
Total		38,384,998

Information Technology – 22.4%
Electronic Equipment, Instruments & Components - 2.8%
Evolv Technologies Holdings [2]	279,000	1,129,950
Mirion Technologies Cl. A [2]	217,000	2,402,190
PAR Technology [2]	32,000	1,666,560
		5,198,700
Semiconductors & Semiconductor Equipment - 6.0%
Credo Technology Group Holding [2]	55,000	1,694,000
Impinj [2]	5,300	1,147,556
PDF Solutions [2]	82,000	2,597,760
Semtech Corporation [2]	73,000	3,333,180
Silicon Laboratories [2]	20,500	2,369,185
		11,141,681
Software - 13.6%
Agilysys [2]	35,000	3,813,950
Clearwater Analytics Holdings Cl. A [2]	74,000	1,868,500
Coveo Solutions [2]	419,000	1,902,222
CyberArk Software [2]	9,500	2,770,295
Descartes Systems Group (The) [2]	27,033	2,783,318
JFrog [2]	97,318	2,826,115
NextNav [2,4]	336,894	2,523,336
Vertex Cl. A [2,4]	35,000	1,347,850
Zeta Global Holdings Cl. A [2]	176,000	5,250,080
		25,085,666
Total		41,426,047

Materials – 2.8%
Chemicals - 0.7%
Bioceres Crop Solutions [2]	155,000	1,219,850
Metals & Mining - 2.1%
Carpenter Technology	19,000	3,032,020
Lithium Royalty [2]	208,000	915,080
		3,947,100
Total		5,166,950

TOTAL COMMON STOCKS
(Cost $127,992,785)		178,588,433

REPURCHASE AGREEMENT – 3.9%
Fixed Income Clearing Corporation, 4.25% dated 9/30/24, due 10/1/24, maturity value $7,165,365 (collateralized by obligations of U.S. Government Agencies, 3.50% due 9/30/26, valued at $7,307,815)
(Cost $7,164,519)		7,164,519

COLLATERAL RECEIVED FOR SECURITIES LOANED – 0.8%
Money Market Funds
Federated Hermes Government Obligations Fund - Institutional Shares (7 day yield-4.79%)
(Cost $1,469,883)	1,469,883	1,469,883

TOTAL INVESTMENTS – 101.4%
(Cost $136,627,187)		187,222,835

LIABILITIES LESS CASH AND OTHER ASSETS – (1.4)%		(2,521,534)

NET ASSETS – 100.0%		$184,701,301

ADR- American Depository Receipt
[1]	These securities are defined as Level 2 securities due to fair value being based on quoted prices for similar securities and/or due to the application of fair value factors.
[2]	Non-income producing.
[3]	Securities for which market quotations are not readily available represent 0.0% and 0.0% of net assets for Royce Micro-Cap Fund and Royce Small-Cap Opportunity Fund. These securities have been valued at their fair value under procedures approved by the Fund's Board of Trustees. These securities are defined as Level 3 securities due to the use of significant unobservable inputs in the determination of fair value.
[4]	All or a portion of these securities were on loan as of September 30, 2024.
[5]	As of September 30, 2024, the Fund owned 5% or more of the Company's outstanding voting securities thereby making the Company an Affiliated Company as that term is defined in the Investment Company Act of 1940.

Securities of Royce International Premier Fund are categorized by the country of their headquarters.

Tax Information:

As of September 30, 2024, net unrealized appreciation (depreciation) based on identified cost for tax purposes was as follows:

		Net Unrealized Appreciation	Gross Unrealized
	Tax Basis Cost	(Depreciation)	Appreciation	(Depreciation)
Royce Dividend Value Fund	$ 27,189,619	$ 43,811,156	$ 43,983,728	$ 172,572
Royce International Premier Fund	235,776,420	29,370,766	48,387,097	19,016,331
Royce Micro-Cap Fund	226,111,480	80,842,815	111,912,797	31,069,982
Royce Premier Fund	825,120,659	605,397,068	643,059,712	37,662,644
Royce Small-Cap Fund	1,293,857,910	670,244,971	735,839,984	65,595,013
Royce Small-Cap Opportunity Fund	963,576,383	273,966,003	381,045,472	107,079,469
Royce Small-Cap Special Equity Fund	585,041,921	126,136,420	155,001,522	28,865,102
Royce Small-Cap Total Return Fund	790,979,441	212,438,950	250,325,016	37,886,066
Royce Small-Cap Value Fund	82,409,876	33,916,302	36,749,616	2,833,314
Royce Smaller-Companies Growth Fund	136,739,827	50,483,008	59,192,772	8,709,764

The primary cause of the difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:

Royce Dividend Value Fund, Royce International Premier Fund, Royce Micro-Cap Fund, Royce Premier Fund, Royce Small-Cap Fund, Royce Small-Cap Opportunity Fund, Royce Small-Cap Special Equity Fund, Royce Small-Cap Total Return Fund, Royce Small-Cap Value Fund and Royce Smaller-Companies Growth Fund (each, a “Fund”, and collectively, the “Funds”), are the ten series of The Royce Fund (the “Trust”), an open-end management investment company organized as a Delaware statutory trust. Royce & Associates, LP, the Funds’ investment adviser, is a majority-owned subsidiary of Franklin Resources, Inc. and primarily conducts business using the name Royce Investment Partners (“Royce”). Investment transactions are accounted for on the trade date. Portfolio securities held by the Funds are valued as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on the valuation date. Investments in money market funds are valued at net asset value per share. Values for non-U.S. dollar denominated equity securities are converted to U.S. dollars daily based upon prevailing foreign currency exchange rates as quoted by a major bank.

Portfolio securities that are listed on an exchange or Nasdaq, or traded on OTC Market Group Inc.’s OTC Link ATS or other alternative trading system, are valued: (i) on the basis of their last reported sales prices or official closing prices, as applicable, on a valuation date; or (ii) at their highest reported bid prices in the event such equity securities did not trade on a valuation date. Such inputs are generally referred to as “Level 1” inputs because they represent reliable quoted prices in active markets for identical securities.

If the value of a portfolio security held by a Fund cannot be determined solely by reference to Level 1 inputs, such portfolio security will be “fair valued.” The Trust’s Board of Trustees has designated Royce as valuation designee to perform fair value determinations for such portfolio securities in accordance with Rule 2a-5 under the Investment Company Act of 1940 (“Rule 2a-5”). Pursuant to Rule 2a-5, fair values are determined in accordance with policies and procedures approved by the Trust’s Board of Trustees and policies and procedures adopted by Royce in its capacity as valuation designee for the Trust. Fair valued securities are reported as either “Level 2” or “Level 3” securities.

As a general principle, the fair value of a security is the amount which a Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, no assurance can be given that a fair value assigned to a particular portfolio security will be the amount which the Fund might be able to receive upon its current sale. When a fair value pricing methodology is used, the fair value prices used by the Fund for such securities will likely differ from the quoted or published prices for the same securities.

Level 2 inputs are other significant observable inputs (e.g., dealer bid side quotes and quoted prices for securities with comparable characteristics). Examples of situations in which Level 2 inputs are used to fair value portfolio securities held by the Funds on a particular valuation date include:

●	Over-the-counter equity securities other than those traded on OTC Market Group Inc.’s OTC Link ATS or other alternative trading system (collectively referred to herein as “Other OTC Equity Securities”) are fair valued at their highest bid price when Royce receives at least two bid side quotes from dealers who make markets in such securities;

●	Certain bonds and other fixed income securities may be fair valued by reference to other securities with comparable ratings, interest rates, and maturities in accordance with valuation methodologies maintained by certain independent pricing services; and

●	The Funds use an independent pricing service to fair value certain non-U.S. equity securities when U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts, and other indications to estimate the fair value of such non-U.S. securities.

Level 3 inputs are significant unobservable inputs. Examples of Level 3 inputs include (without limitation) the last trade price for a security before trading was suspended or terminated; discounts to last trade price for lack of marketability or otherwise; market price information regarding other securities; information received from the issuer and/or published documents, including SEC filings and financial statements; and other publicly available information. Pursuant to the above-referenced policies and procedures, Royce may use various techniques in making fair value determinations based upon Level 3 inputs, which techniques may include (without limitation): (i) workout valuation methods (e.g., earnings multiples, discounted cash flows, liquidation values, derivations of book value, firm or probable offers from qualified buyers for the issuer’s ongoing business, etc.); (ii) discount or premium from market, or compilation of other observable market information, for other similar freely traded securities; (iii) conversion from the readily available market price of a security into which an affected security is convertible or exchangeable; and (iv) pricing models or other formulas. In the case of restricted securities, fair value determinations generally start with the inherent or intrinsic worth of the relevant security, without regard to the restrictive feature, and are reduced for any diminution in value resulting from the restrictive feature. Due to the inherent uncertainty of such valuations, these fair values may differ significantly from the values that would have been used had an active market existed.

A security that is valued by reference to Level 1 or Level 2 inputs may drop to Level 3 on a particular valuation date for several reasons, including if:

●	an equity security that is listed on an exchange or Nasdaq, or traded on OTC Market Group Inc.’s OTC Link ATS or other alternative trading system, has not traded and there are no bids;

●	Royce does not receive at least two bid side quotes for an Other OTC Equity Security;

●	the independent pricing services are unable to supply fair value prices; or

●	the Level 1 or Level 2 inputs become otherwise unreliable for any reason (e.g., a significant event occurs after the close of trading for a security but prior to the time a Fund prices its shares).

The table below shows the aggregate value of the various Level 1, Level 2, and Level 3 securities held by the Funds as of September 30, 2024. Any Level 2 or Level 3 securities held by a Fund are noted in its Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with owning those securities.

	Level 1	Level 2	Level 3	Total
Royce Dividend Value Fund
Common Stocks	$ 59,010,723	$ 7,826,376	$ –	$ 66,837,099
Repurchase Agreement	–	4,163,676	–	4,163,676
Royce International Premier Fund
Common Stocks	22,888,510	211,425,904	–	234,314,414
Preferred Stocks	–	4,836,058	–	4,836,058
Repurchase Agreement	–	25,996,714	–	25,996,714
Royce Micro-Cap Fund
Common Stocks	293,485,511	8,574,271	0	302,059,782
Repurchase Agreement	–	3,059,092	–	3,059,092
Money Market Fund/Collateral Received for Securities Loaned	1,835,421	–	–	1,835,421
Royce Premier Fund
Common Stocks	1,410,208,945	–	–	1,410,208,945
Repurchase Agreement	–	20,308,782	–	20,308,782
Royce Small-Cap Fund
Common Stocks	1,892,453,688	1,479,773	–	1,893,933,461
Repurchase Agreement	–	69,723,645	–	69,723,645
Money Market Fund/Collateral Received for Securities Loaned	445,775	–	–	445,775
Royce Small-Cap Opportunity Fund
Common Stocks	1,187,986,770	–	126,011	1,188,112,781
Repurchase Agreement	–	36,093,601	–	36,093,601
Money Market Fund/Collateral Received for Securities Loaned	13,336,004	–	–	13,336,004
Royce Small-Cap Special Equity Fund
Common Stocks	535,412,414	2,774,310	–	538,186,724
Repurchase Agreement	–	172,991,617	–	172,991,617
Royce Small-Cap Total Return Fund
Common Stocks	950,856,663	18,774,906	–	969,631,569
Repurchase Agreement	–	33,786,822	–	33,786,822
Royce Small-Cap Value Fund
Common Stocks	115,680,101	–	–	115,680,101
Repurchase Agreement	–	646,077	–	646,077
Royce Smaller-Companies Growth Fund
Common Stocks	175,158,502	3,429,931	–	178,588,433
Repurchase Agreement	–	7,164,519	–	7,164,519
Money Market Fund/Collateral Received for Securities Loaned	1,469,883	–	–	1,469,883

Level 3 Reconciliation:						Net change in Unrealized Gain (Loss)
	Balance as of 12/31/23	Purchases	Transfers In1	Sales	Realized Gain (Loss)	Currently Held Securities	Securities No Longer Held	Balance as of 9/30/24
Royce Small-Cap Opportunity Fund
Common Stocks	$ 0	$ –	$126,011	$ –	$ –	$ 0	$ –	$126,011

1 Transfers into Level 3 represents a security for which there were no longer readily available market quotations at September 30, 2024.

Repurchase Agreements:

The Funds may enter into repurchase agreements with institutions that the Funds’ investment adviser has determined are creditworthy. Each Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of each Fund to dispose of its underlying securities. The remaining contractual maturities of repurchase agreements held by the Funds as of September 30, 2024, are next business day and continuous.

Securities Lending:

The Funds loan securities through a lending agent, State Street Bank and Trust Company, to qualified institutional investors for the purpose of earning additional income. The lending agent receives and holds collateral from such borrowers to secure their obligations to the Funds. Such loans must be secured at all times by collateral in an amount at least equal to the market value of the loaned securities. The market values of the loaned securities and the collateral fluctuate and are determined at the close of each business day by the lending agent. Borrowers are required to post additional collateral to the lending agent on the next succeeding business day in the event of a collateral shortfall. Counterparty risk is further reduced by loaning securities only to parties that participate in a Global Securities Lending Program organized and monitored by the lending agent and that are deemed by it to satisfy its requirements and by having the lending agent enter into securities lending agreements with such borrowers. The lending agent is not affiliated with Royce.

Collateral may be in the form of cash or U.S. Treasuries. Cash collateral is invested in certain money market pooled investment vehicles. The Funds record a liability in their respective Statements of Assets and Liabilities for the return of such cash collateral during periods in which securities are on loan. The Funds bear the risk of loss for any decrease in the market value of the loaned securities or the investments purchased with cash collateral received from the borrowers.

Pursuant to the agreement in place between the Funds and the lending agent, if a borrower fails to return loaned securities, and the cash collateral being maintained by the lending agent on behalf of such borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent shall, at its option, either replace the loaned securities or pay the amount of the shortfall to the Funds. In the event of the bankruptcy of a borrower, the Funds could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Loans of securities generally do not have stated maturity dates, and the Funds may recall a security at any time. The Funds’ securities lending income consists of the income earned on investing cash collateral, plus any premium payments received for lending certain securities, less any rebates paid to borrowers and lending agent fees associated with the loan. Pursuant to the agreement in place between the Funds and the lending agent, the Funds are responsible for any shortfall in the event the value of the investments purchased with cash collateral is insufficient to pay the rebate fee to the borrower.

The following table presents cash collateral and the market value of securities on loan collateralized by cash collateral held by the Funds as of September 30, 2024:

	Cash Collateral[1]	Securities on Loan Collateralized by Cash Collateral	Net Amount
Royce Micro-Cap Fund	$ 1,835,421	$ (1,757,367)	$ 78,054
Royce Small-Cap Fund	445,775	(419,516)	26,259
Royce Small-Cap Opportunity Fund	13,336,004	(12,925,355)	410,649
Royce Smaller-Companies Growth Fund	1,469,883	(1,411,791)	58,092

1 The contractual maturity of cash collateral is overnight and continuous.

The following table presents non-cash collateral and the market value of securities on loan collateralized by non-cash collateral held by the Funds’ custodian as of September 30, 2024:

	Non-Cash Collateral	Securities on Loan Collateralized by Non-Cash Collateral	Net Amount
Royce Micro-Cap Fund	$ 2,628,434	$ (2,558,554)	$ 69,880
Royce Small-Cap Fund	21,024,416	(20,466,474)	557,942
Royce Small-Cap Opportunity Fund	9,603,523	(9,375,455)	228,068
Royce Smaller-Companies Growth Fund	16,022,359	(15,645,035)	377,324

Transactions in Affiliated Companies:

An “Affiliated Company,” as defined in the 1940 Act, is a company in which a Fund owns 5% or more of the company’s outstanding voting securities at any time during the period. The following transactions were effected in shares of such companies for the nine months ended September 30, 2024:

Affiliated Company [1]	Shares 12/31/23	Market Value 12/31/23	Costs of Purchases	Proceeds from Sales	Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Dividend Income	Shares 9/30/24	Market Value 9/30/24
Royce Small-Cap Opportunity Fund
Consumer Discretionary – 0.7%
Textiles, Apparel & Luxury Goods – 0.7%
Lakeland Industries [2]	437,480	$ 8,110,879	$ 434,018	$ 889,482	$ 302,841	$ 561,531	$ 39,474	423,870	$ 8,519,787
		8,110,879			302,841	561,531	39,474		8,519,787
Industrials – 0.1%
Machinery – 0.1%
Manitex International 3,[4]	862,450	7,537,813	1,383,602	5,124,773	(924,632)	(1,798,938)	–	n/a	n/a
		7,537,813			(924,632)	(1,798,938)	–
Information Technology – 0.7%
Semiconductors & Semiconductor Equipment – 0.3%
Amtech Systems 2,[4]	692,350	2,907,870	421,117	354,176	(261,255)	1,423,984	–	713,369	4,137,540

Technology Hardware, Storage & Peripherals – 0.4%
Intevac 2,[4]	1,344,751	5,809,325	72,257	–	–	(1,250,092)	–	1,362,203	4,631,490
		8,717,195			(261,255)	173,892	–		8,769,030
		24,365,887			(883,046)	(1,063,515)	39,474		17,288,817
Royce Small-Cap Special Equity Fund
Financials – 3.2%
Capital Markets – 3.2%
Diamond Hill Investment Group [2]	138,800	22,983,892	105,109	–	–	(544,406)	626,700	139,500	22,544,595
		22,983,892			–	(544,406)	626,700		22,544,595
Industrials – 2.7%
Machinery – 2.7%
Gencor Industries 2,[4]	910,000	14,687,400	–	–	–	4,295,200	–	910,000	18,982,600
		14,687,400			–	4,295,200	–		18,982,600
Information Technology – 3.7%
Semiconductors & Semiconductor Equipment – 3.7%
NVE Corporation [2]	326,500	25,607,395	–	–	–	470,160	979,500	326,500	26,077,555
		25,607,395			–	470,160	979,500		26,077,555
		63,278,687			–	4,220,954	1,606,200		67,604,750
Royce Small-Cap Total Return Fund
Financials – 3.6%
Insurance – 3.6%
International General Insurance Holdings [3]	2,674,312	34,445,139	398,038	12,516,258	5,554,788	8,591,586	1,494,568	n/a	n/a
		34,445,139			5,554,788	8,591,586	1,494,568

[1]	Percentages represent the percentages of the investments in Affiliated Companies of the Fund’s net assets.

[2]	As of September 30, 2024, the Fund owned 5% or more of the Company’s outstanding voting securities thereby making the Company an Affiliated Company as that term is defined in the Investment Company Act of 1940.

[3]	Not an affiliated Company as of September 30, 2024.

[4]	Non-income producing.

Other information regarding the Fund is available in the Fund’s most recent Prospectus and Report to Shareholders. This information is available through Royce Investment Partners (www.royceinvest.com) and on the Securities and Exchange Commission’s website (www.sec.gov).